Label	Element	Value
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Global Opportunities Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Calamos Global Opportunities Fund's investment objective is high long-term total return through capital appreciation and current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 144 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 71 of the Fund's statement of additional information.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Mar. 01, 2027
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2027 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	You would pay the following expenses if you redeemed your shares at the end of the period:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	123.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in a globally-diversified portfolio of convertible, equity and fixed-income securities, which may include synthetic convertible instruments, without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser's opinion, the appropriate balance between risk and reward in terms of growth and income.

A synthetic convertible instrument is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument, or loan, and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining a fixed-income security with the right to acquire an equity security. The fixed-income and equity option components may have different issuers, and either component may change at any time.

The Fund anticipates that under normal circumstances its investment adviser's investment process will result in the Fund investing in an internationally-diversified manner, with at least 40% of its assets in securities of foreign issuers located in multiple countries, unless market conditions are not deemed favorable by the Adviser, in which case the Fund will invest at least 30% of its net assets in securities of such foreign issuers. Securities of foreign issuers are securities issued by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund's investment objective and principal investment strategies the Fund's investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarterly Return:	24.55	% (6.30.20)	Lowest Quarterly Return:	-16.61	% (3.31.20)

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	24.55%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(16.61%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns as of 12.31.25
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	"Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2025 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for each index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.25
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | American Depositary Receipts Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as ADRs. U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Convertible Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	• Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Changes in interest rates by the Federal Reserve Board, and other events affecting fixed-income markets, may subject a Fund to heightened interest rate risk as a result of a rise in interest rates.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. Changes in actual or perceived creditworthiness may occur quickly. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Default Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Growth Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | High Yield Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Options Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Options Risk — The Fund's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the options market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Fund's ability to utilize options successfully will depend on the ability of the Fund's investment adviser to predict pertinent market movements, which cannot be assured.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Portfolio Selection Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Rule 144A Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund's assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund's adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Synthetic Convertible Instruments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

•  Tax Risk — The federal income tax treatment of convertible securities or other securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the Internal Revenue Service. Any such failure to comply with the rules applicable to regulated investment companies could cause the Fund to fail to qualify as such.

Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.46%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 593
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	892
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,213
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,119
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	593
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	892
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,213
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,119
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	2.21%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.97%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 300
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	668
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,525
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,525
Calamos Global Opportunities Fund | Calamos Global Opportunities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.21%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.97%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 99
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	360
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	642
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,445
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	360
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	642
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,445
Calamos Global Opportunities Fund | MSCI ACWI Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	22.87%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.70%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.28%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.89%	[2]
Calamos Global Opportunities Fund | MSCI World Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	21.60%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.66%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.74%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.12%	[3]
Calamos Global Opportunities Fund | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.30%
Performance Inception Date	oef_PerfInceptionDate	Sep. 09, 1996
Calamos Global Opportunities Fund | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.93%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.23%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.77%
Performance Inception Date	oef_PerfInceptionDate	Sep. 24, 1996
Calamos Global Opportunities Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.87%
Annual Return [Percent]	oef_AnnlRtrPct	20.34%
Annual Return [Percent]	oef_AnnlRtrPct	(9.49%)
Annual Return [Percent]	oef_AnnlRtrPct	18.39%
Annual Return [Percent]	oef_AnnlRtrPct	32.21%
Annual Return [Percent]	oef_AnnlRtrPct	16.00%
Annual Return [Percent]	oef_AnnlRtrPct	(21.91%)
Annual Return [Percent]	oef_AnnlRtrPct	14.05%
Annual Return [Percent]	oef_AnnlRtrPct	24.20%
Annual Return [Percent]	oef_AnnlRtrPct	16.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.29%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.86%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.15%
Performance Inception Date	oef_PerfInceptionDate	Sep. 18, 1997
Calamos Global Opportunities Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.64%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.06%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.54%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.81%	[4]
Calamos Global Opportunities Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.97%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.34%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.72%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.47%	[4]

[1]	The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2027 to the extent necessary so that Total Annual Fund Operating Expenses of Class A, Class C, and Class I are limited to 1.22%, 1.97%, and 0.97% of average net assets, respectively. For purposes of these expense limitations, operating expenses do not include taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, foreign tax reclaim expenses, and extraordinary expenses (as determined in the discretion of Calamos Advisors LLC ("Calamos Advisors")), such as litigation costs. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.
[2]	All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[3]	The MSCI World Index is designed to measure the equity market performance of developed markets. The MSCI World Index is provided to show how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
[4]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.